SCHEDULE OF CHANGES IN FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Net monetary assets [member]
IfrsStatementLineItems [Line Items]
Net monetary assets	$ 61,368,507	$ 4,024,827
Change in currency	0.10	0.10
Effect on after tax loss	$ 8,411,168	$ 551,643
Net monetary assets	(61,368,507)	(4,024,827)
Effect on after tax loss	(8,411,168)	(551,643)
Net monetary liabilities [member]
IfrsStatementLineItems [Line Items]
Net monetary assets	$ 273,323	$ 236,518
Change in currency	0.10	10
Effect on after tax loss	$ 37,462	$ 32,417
Net monetary assets	(273,323)	(236,518)
Effect on after tax loss	$ (37,462)	$ (32,417)